Document and Entity Information	12 Months Ended
	Dec. 31, 2014	Mar. 04, 2015	Jun. 30, 2014 USD ($)	Jun. 30, 2014 AUD
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Trading Symbol	UBI
Entity Registrant Name	UNIVERSAL BIOSENSORS INC
Entity Central Index Key	0001279695
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		175,893,533
Entity Public Float			$ 25,411,155	26,975,748